Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, Perfecular, AVX, Focus Shenzhen, Lusher, Lusher Inc. and AT Tech Systems (collectively, the “Company,” “we,” “our,” or “us”). All significant intercompany transactions and balances have been eliminated.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the accompanying consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources.

The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected. Significant estimates in the accompanying financial statements include the useful lives of property and equipment, allowance for doubtful accounts, inventory reserves, accruals for potential liabilities, assumptions made in valuing stock instruments issued for services, and the valuation allowance on deferred tax assets. The Company regularly evaluates its estimates and assumptions.

Segment Reporting

Segment Reporting

The Company’s management team is provided financial information presented on a consolidated basis for purposes of allocating resources and evaluating financial performance. In addition, substantially all of the Company’s revenue and long-lived assets are attributable to operations in the United States for all periods presented.

The Company currently has two operating segments. In accordance with ASC 280, Segment Reporting (“ASC 280”), the Company considers operating segments to be components of the Company’s business for which separate financial information is available and evaluated regularly by Management in deciding how to allocate resources and to assess performance. Management reviews financial information presented on a consolidated basis for purposes of allocating resources and evaluating financial performance. Accordingly, the Company has determined that it has two operating and reportable segments. The Company consists of two types of operations. (1) AVX and Smart AVX (inclusive of the smart IoT Products sales under Smart AVX) cooperatively run our “LED and IoT Installation Services” segment, which handles our LED and IoT installation and management business specializing in high performance and easy to use LED and display systems, audio/video systems, home theaters, lighting control, automation, and integration. This includes the Focus and Focus Shenzhen collectively operate our “Corporate and R&D” segment focused on R&D development for the IoT, which involves the non-specific financing, executive expense, operations and investor relations of our public entity, and the general shared management and costs across the Company’s subsidiaries that spread across all functional categories and research and development of these IoT technology products and of our smart products into the commercial and home automation sectors. (2) Perfecular and Lusher jointly operate the SEC Financial Software segment, which involves the development, marketing, and production of our SEC Financial Reporting AI-Driven Automation Software package and also includes our universal smart instruments and devices in the hydroponic and controlled agriculture segments.

Asset information by operating segment is not presented as the chief operating decision maker does not review this information by segment. The reporting segments follow the same accounting policies used in the preparation of the Company’s consolidated financial statements.

Cash

Cash

The Company considers all highly liquid investments with a maturity of three months or less to be cash. At times, such investments may be in excess of Federal Deposit Insurance Corporation (FDIC) insurance limit. As of December 31, 2025, and 2024, approximately $7,441,498 and $2,781,560 of the Company’s cash was not insured by the FDIC. There were no cash equivalents held by the Company at December 31, 2025 and 2024.

Accounts Receivable

Accounts Receivable

The Company grants credit to clients that sell the Company’s products or engage in construction service under credit terms that it believes are customary in the industry and do not require collateral to support customer receivables. The accounts receivable balances are generally collected within 30 to 90 days of the product sale.

Allowance for doubtful accounts

Allowance for doubtful accounts

The Company estimates an allowance for doubtful accounts based on historical collection trends and review of the current status of trade accounts receivable. It is reasonably possible that the Company’s estimate of the allowance for doubtful accounts will change. As of December 31, 2025 and 2024, allowance for doubtful accounts amounted to $278,201 and $278,201, respectively.

Concentrations of Credit Risk

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents. The Company limits its exposure to credit loss by investing its cash with high credit quality financial institutions.

Major customers

For the years ended of December 31, 2025 and 2024, the Company’s revenue received from the following customers and were set out as below:

	For the years ended December 31,
	2025		2024
	Amount	% of Total Revenue	Amount	% of Total Revenue
Customer A	$132,531	52%	$–	–
Customer B	81,242	32%	83,548	21%
Customer C	26,019	10%	(*)	(*)
Customer D	–	–	69,325	17%
Customer E	–	–	54,479	14%
Customer F	–	–	50,053	13%

_________________

(*)	Revenue for the year ended had not exceeded 10% or more of the consolidated revenue.

Major vendors

For the years ended of December 31, 2025 and 2024, the Company’s purchase from the following vendors and were set out as below:

	For the years ended December 31,
	2025		2024
	Amount	% of Total Purchase	Amount	% of Total Purchase
Vendor A	$69,912	70%	$147,591	83%
Vendor B	21,870	22%	21,822	12%

Inventory

Inventory

Inventory consists primarily of parts and finished goods and is valued at the lower of the inventory’s cost or net realizable value under the first-in-first-out method. Management compares the cost of inventory with its market value and an allowance is made to write down inventory to market value, if lower. Inventory allowances are recorded for obsolete or slow-moving inventory based on assumptions about future demand and marketability of products, the impact of new product introductions and specific identification of items, such as discontinued products. These estimates could vary significantly from actual requirements, for example, if future economic conditions, customer inventory levels or competitive conditions differ from expectations. The Company regularly reviews the value of inventory based on historical usage and estimated future usage. If estimated realized value of our inventory is less than cost, we make provisions in order to reduce the carrying value to its estimated market value.

Marketable Equity Securities

Marketable Equity Securities

The Company invests part of its excess treasury cash in equity securities and money market funds according to company treasury and investment policies. Marketable securities represent trading securities bought and held primarily for sale in the near-term to generate income on short-term price differences and are stated at fair value. Realized and unrealized gains and losses are recorded in other income (expense), net.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost. The cost and accumulated depreciation of assets sold or retired are removed from the respective accounts and any gain or loss is included in earnings. Maintenance and repairs are expensed currently. Major renewals and betterments are capitalized. Depreciation is computed using the straight-line method. Estimated useful lives are as follows:

Fixed assets	Useful life
Furniture	5 years
Equipment	5 years
Warehouse	39 years
Improvement	5 years
Land	N/A

Long-Lived Assets

Long-Lived Assets

The Company applies the provisions of FASB ASC Topic 360, Property, Plant, and Equipment, which addresses financial accounting and reporting for the impairment or disposal of long-lived assets. ASC 360 requires impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts. In that event, a loss is recognized based on the amount by which the carrying value exceeds the fair value of the long-lived assets. Loss on long-lived assets to be disposed of is determined in a similar manner, except that fair values are reduced for the cost of disposal. Long-term assets of the Company are reviewed when circumstances warrant as to whether their carrying value has become impaired. The Company considers assets to be impaired if the carrying value exceeds the future projected cash flows from related operations. The Company also re-evaluates the periods of amortization to determine whether subsequent events and circumstances warrant revised estimates of useful lives. Based on its review at December 31, 2025 and 2024, the Company believes there was no impairment of its long-lived assets.

Treasury stock

Treasury stock

Purchases and sales of treasury stock are accounted for using the cost method. Under this method, shares acquired are recorded at the acquisition price directly to the treasury stock account. Upon sale, the treasury stock account is reduced by the original acquisition price of the shares and any difference is recorded in additional paid in capital, on a first-in first-out basis.

Share-based Compensation

Share-based Compensation

The Company accounts for stock-based compensation to employees in conformity with the provisions of ASC Topic 718, Stock-Based Compensation. Stock-based compensation to employees consist of stock options, grants, and restricted shares that are recognized in the statement of operations based on their fair values at the date of grant.

The measurement of stock-based compensation is subject to periodic adjustments as the underlying equity instruments vest and is recognized as an expense over the period during which services are received.

The Company calculates the fair value of option grants utilizing the Black-Scholes pricing model and estimates the fair value of the stock based upon the estimated fair value of the Common Stock. The amount of stock-based compensation recognized during a period is based on the value of the portion of the awards that are ultimately expected to vest.

The resulting stock-based compensation expense for both employee and non-employee awards is generally recognized on a straight- line basis over the requisite service period of the award.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company follows paragraph ASC 825-10-50-10 for disclosures about fair value of its financial instruments and paragraph ASC 820-10-35-37 (“Paragraph 820-10-35-37”) to measure the fair value of its financial instruments. Paragraph 820-10-35-37 establishes a framework for measuring fair value in accounting principles generally accepted in the United States of America (U.S. GAAP) and expands disclosures about fair value measurements.

To increase consistency and comparability in fair value measurements and related disclosures, Paragraph 820-10-35-37 establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three (3) broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three (3) levels of fair value hierarchy defined by Paragraph 820-10-35-37 are described below:

•	Level 1: Quoted market prices available in active markets for identical assets or liabilities as of the reporting date.

•	Level 2: Pricing inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date.

•	Level 3: Pricing inputs that are generally unobservable inputs and not corroborated by market data.

The following table summarize financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2025 and 2024:

	December 31, 2025
	Fair Value			Carrying
	Level 1	Level 2	Level 3	Value
Assets
Marketable securities:
Stock	$22,887	$–	$–	$22,887
Total assets measured at fair value	$22,887	$–	$–	$22,887

	December 31, 2024
	Fair Value			Carrying
	Level 1	Level 2	Level 3	Value
Assets
Marketable securities:
Stock	$24,660	$–	$–	$24,660
Total assets measured at fair value	$24,660	$–	$–	$24,660

The carrying amount of the Company’s financial assets and liabilities, such as cash, accounts receivable, inventories, other receivable, prepaid expenses, deposit, accounts and accrued expenses, payable, treasury stock payable, other current liabilities, customer deposit, approximate their fair value because of the short maturity of those instruments.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free-market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Other comprehensive income (loss) refers to revenues, expenses, gains and losses that under generally accepted accounting principles are included in comprehensive income but are excluded from net income (loss) as these amounts are recorded directly as an adjustment to stockholders’ equity. Other comprehensive loss for the years ended December 31, 2025 and 2024 was comprised of foreign currency translation adjustments.

Revenue Recognition

Revenue Recognition

Revenue from the Company is recognized under Topic 606 in a manner that reasonably reflects the delivery of its services and products to customers in return for expected consideration and includes the following elements:

•	executed contracts with the Company’s customers that it believes are legally enforceable;

•	identification of performance obligations in the respective contract;

•	determination of the transaction price for each performance obligation in the respective contract;

•	Allocation of the transaction price to each performance obligation; and

•	recognition of revenue only when the Company satisfies each performance obligation.

These five elements, as applied to each of the Company’s revenue category, is summarized below:

•	Product sales – revenue is recognized at the time of sale upon the delivery of the equipment to the customer and completion of performance obligation.

•	Service sales – revenue is recognized based on the service been provided and the agreed upon performance obligation has been completed to the customer.

Revenue from our project construction is recognized over time using the percentage-of-completion method under the cost approach. The percentage of completion is determined by estimating stage of work completed. Under this approach, recognized contract revenue equals the total estimated contract revenue multiplied by the percentage of completion. Our construction contracts are unit priced, and an account receivable is recorded for amounts invoiced based on actual units produced. Currently, the software segment is not generating any revenue.

Cost of Revenue, excluding depreciation & amortization	Cost of Revenue, excluding depreciation & amortization Cost of revenue includes the cost of services, labor and product incurred to provide product sales, service sales and project sales.
Software Development Costs

Software Development Costs

In accordance with ASC 985-20, Costs of Software to Be Sold, Leased, or Marketed, the Company expenses software development costs as research and development until technological feasibility is established. Technological feasibility is established when the Company has completed all planning, designing, coding, and testing activities that are necessary to establish that the product can be produced to meet its design specifications, including functions, features, and performance requirements. Costs incurred prior to the establishment of technological feasibility are expensed as research and development.

Subsequent to achieving technological feasibility, and until the product is available for general release, the Company will capitalize qualifying development costs, which primarily include payroll and related costs for employees directly involved in coding and testing, fees paid to third-party developers, and other direct costs incurred to complete the software product. Capitalization ceases when the product is ready for release.

Capitalized software development costs will be amortized on a product-by-product basis using the greater of (i) the ratio of current gross revenues to total anticipated gross revenues or (ii) the straight-line method over the estimated economic life of the product, generally three to five years. Amortization expense will be included in cost of revenues. Capitalized software will be reviewed for impairment when indicators of loss are present.

Redeemable Convertible Preferred Stock

Redeemable Convertible Preferred Stock

The Company accounts for its Series B Convertible Preferred Stock in accordance with the guidance in ASC Topic 480, Distinguishing Liabilities from Equity, and related SEC guidance for redeemable equity instruments.

The Series B Convertible Preferred Stock contains redemption features that are exercisable at the option of the holders and upon the occurrence of certain events that are not solely within the Company’s control. Accordingly, the Series B Convertible Preferred Stock is classified as temporary equity and presented outside of permanent equity in the consolidated balance sheets.

The preferred stock is initially recorded at its issuance date carrying amount, net of directly attributable issuance costs. The Company subsequently adjusts the carrying amount of the redeemable preferred stock to equal the redemption value at the end of each reporting period. Changes in redemption value are recognized immediately as they occur through charges or credits to additional paid-in capital (or accumulated deficit if additional paid-in capital is not available).

Upon conversion of the preferred stock into Common Stock, the related carrying amount is reclassified to stockholders’ equity.

Research and development

Research and development

Research and development costs are expensed as incurred. Research and development costs primarily consist of efforts to refine existing product models and develop new product models.

Income Tax Provision

Income Tax Provision

The Company accounts for income taxes in accordance with ASC Topic 740, Income Taxes. ASC 740 requires a company to use the asset and liability method of accounting for income taxes, whereby deferred tax assets are recognized for deductible temporary differences, and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, the Company does not foresee generating taxable income in the near future and utilizing its deferred tax asset, therefore, it is more likely than not that some portion, or all of, the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Under ASC 740, a tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. The Company has no material uncertain tax positions for any of the reporting periods presented.

Income taxes are accounted for using the asset and liability method. Deferred income taxes are provided for temporary differences in recognizing certain income, expense and credit items for financial reporting purposes and tax reporting purposes. Such deferred income taxes primarily relate to the difference between the tax basis of assets and liabilities and their financial reporting amounts. Deferred tax assets and liabilities are measured by applying enacted statutory tax rates applicable to the future years in which deferred tax assets or liabilities are expected to be settled or realized. There was no material deferred tax asset or liabilities as of December 31, 2025 and 2024.

As of December 31, 2025 and 2024, the Company did not identify any material uncertain tax positions.

Basic and Diluted Net Income (Loss) Per Share

Basic and Diluted Net Income (Loss) Per Share

Net income (loss) per share is computed pursuant to ASC 260-10-45. Basic net income (loss) per share (“EPS”) is computed by dividing net income (loss) by the weighted average number of shares outstanding during the period.

Diluted EPS is computed by dividing net income (loss) by the weighted average number of shares of stock and potentially outstanding shares of stock during the period to reflect the potential dilution that could occur from common shares issuable through contingent shares issuance arrangement, stock options or warrants.

Due to the net loss incurred by the Company, potentially dilutive instruments would be anti-dilutive. Accordingly, diluted loss per share is the same as basic loss for all periods presented. The following potentially dilutive shares were excluded from the shares used to calculate diluted earnings per share as their inclusion would be anti-dilutive.

Year ended December 31,	2025	2024
Stock options	7,614	6,264
Total	7,614	6,264

Foreign Currency Translation and Transactions

The reporting and functional currency of Focus is the USD. The functional currency of Focus Universal (Shenzhen) Technology Co. LTD, a wholly owned subsidiary of Focus located in China, is the Renminbi (“RMB”).

For financial reporting purposes, the financial statements of the Company’s Chinese subsidiary, which are prepared using the RMB, are translated into the Company’s reporting currency, USD. Assets and liabilities are translated using the exchange rate on the balance sheet date. Revenue and expenses are translated using average exchange rates prevailing during each reporting period. Stockholders’ equity is translated at historical exchange rates. Adjustments resulting from the translation are recorded as a separate component of accumulated other comprehensive loss in stockholders’ equity.

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transactions. The resulting exchange difference, presented as foreign currency transaction loss, is included in the accompanying consolidated statements of operations. The exchange rates used for consolidated financial statements are as follows:

	Average Rate for the Year Ended December 31,
	2025		2024
China Yuan (RMB)	RMB	7.1872	RMB	7.0714
United States Dollar ($)		$1.0000		$1.0000

	Exchange Rate at
	December 31, 2025		December 31, 2024
China Yuan (RMB)	RMB	6.9949	RMB	7.2975
United States Dollar ($)		$1.0000		$1.0000

Foreign Currency Translation and Transactions

Foreign Currency Translation and Transactions

The reporting and functional currency of Focus is the USD. The functional currency of Focus Universal (Shenzhen) Technology Co. LTD, a wholly owned subsidiary of Focus located in China, is the Renminbi (“RMB”).

For financial reporting purposes, the financial statements of the Company’s Chinese subsidiary, which are prepared using the RMB, are translated into the Company’s reporting currency, USD. Assets and liabilities are translated using the exchange rate on the balance sheet date. Revenue and expenses are translated using average exchange rates prevailing during each reporting period. Stockholders’ equity is translated at historical exchange rates. Adjustments resulting from the translation are recorded as a separate component of accumulated other comprehensive loss in stockholders’ equity.

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transactions. The resulting exchange difference, presented as foreign currency transaction loss, is included in the accompanying consolidated statements of operations. The exchange rates used for consolidated financial statements are as follows:

	Average Rate for the Year Ended December 31,
	2025		2024
China Yuan (RMB)	RMB	7.1872	RMB	7.0714
United States Dollar ($)		$1.0000		$1.0000

	Exchange Rate at
	December 31, 2025		December 31, 2024
China Yuan (RMB)	RMB	6.9949	RMB	7.2975
United States Dollar ($)		$1.0000		$1.0000

Going Concern

Going Concern

The Company has assessed its ability to continue as a going concern for a period of one year from the date of the issuance of these consolidated financial statements. The Company has a net loss of $4,787,769 and $3,200,138 for the years ended December 31, 2025 and 2024, respectively. In addition, the Company had an accumulated deficit of $31,023,411 and $25,782,308 as of December 31, 2025 and 2024, respectively, and negative cash flow from operating activities of $5,102,771 and $4,656,754 for the years ended December 31, 2025 and 2024, respectively. Substantial doubt about the Company’s ability to continue as a going concern exists when relevant conditions and events, considered in the aggregate, indicate that it is probable that the Company will be unable to meet its obligations as they become due within one year from the financial statement issuance date. The accompanying consolidated financial statements have been prepared in conformity with U.S. GAAP, which contemplate continuation of the Company as a going concern. The Company currently suffered recurring losses from operations, generated negative cash flow from operating activities, has an accumulated deficit and has not completed its efforts to establish a stabilized source of revenues sufficient to cover operating costs over an extended period of time. These conditions raise substantial doubt as to its ability to continue as a going concern. These consolidated financial statements do not include adjustments relating to the recoverability and classification of reported asset amounts or the amount and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

At December 31, 2025, the Company had cash and cash equivalents, and short-term investments, in the amount of $7,957,845. The ability to continue as a going concern is dependent on the Company attaining and maintaining profitable operations in the future and raising additional capital to meet its obligations and repay its liabilities arising from normal business operations when they come due. Since inception, the Company has funded its operations primarily through equity and debt financings, and it expects to continue to rely on these sources of capital in the future. No assurance can be given that any future financing will be available or, if available, that it will be on terms that are satisfactory to the Company. Even if the Company is able to obtain additional financing, it may contain undue restrictions on our operations, in the case of debt financing, or cause substantial dilution for our stockholders, in case of equity financing, or grant unfavorable terms in future licensing agreements.

Reverse Stock Splits

On January 31, 2025, we effected a 10 for 1 reverse stock split of the Company’s authorized stock and issued and outstanding shares of Common Stock by filing a Certificate of Change pursuant to pursuant to Nevada Revised Statutes (“NRS”) Section 78.209.

On February 9, 2026, we effected a 10 for 1 reverse stock split of the Company’s issued and outstanding shares of Common Stock by filing an Amendment to the Articles of Incorporation. All share and per share amounts were retroactively adjusted to reflect this split as if it occurred at the earliest period presented.